Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consists of the following at year-end:

	2025	2024
2032 Notes	$600,000	$—
2029 Notes	350,000	334,200
2027 Notes	—	379,265
Long-term bank loans	184,994	—
Finance lease obligations	11,672	9,087
Other long-term borrowings	2,193	2,791
Subtotal	1,148,859	725,343
Discounts and premiums on Notes	(4,229)	(3,956)
Deferred financing costs (“DFC”)	(6,969)	(2,789)
Total	1,137,661	718,598
Current portion of long-term debt	11,776	2,624
Long-term debt, excluding current portion	$1,125,885	$715,974

The following table presents additional information related to the 2032, 2029 and 2027 Notes (the “Notes”):

			Principal as of December 31,
	Annual interest rate	Currency	2025	2024	Maturity
2032 Notes	6.375%	USD	$600,000	$—	January 29, 2032
2029 Notes	6.125%	USD	$350,000	$334,200	May 27, 2029
2027 Notes	5.875%	USD	—	379,265	April 4, 2027

The following table presents additional information for the fiscal years ended December 31, 2025, 2024 and 2023:

	Interest Expense (i)			DFC Amortization (i)			Amortization of Premium/Discount, net (i)
	2025	2024	2023	2025	2024	2023	2025	2024	2023
2032 Notes	35,274	—	—	773	—	—	343	—	—
2029 Notes	20,469	20,469	20,511	469	469	527	665	691	695
2027 Notes	4,193	22,282	22,218	886	457	466	866	460	478

(i)These charges are included within “Net interest expense and other financing results” in the consolidated statements of income.
The following table summarizes the activity of 2027 Notes as of December 31, 2025:

Transaction	Date	Principal Amount	Average Price	Early Redemption Price	Total payment (i)
Issuance	April 4, 2017	$265,000	—	—	$—
Additional issuance	September 11, 2020	$150,000	—	—	$—
Additional issuance of 2027 Notes related to 2023 exchange	October 13, 2020	$138,354	—	—	$—
Open market repurchases	During 2021	$(17,368)	105.74%	—	$(18,364)
Cash Tender	May 13, 2022	$(150,000)	99.94%	103.00%	$(154,407)
Open market repurchases	During 2022	$(4,721)	98.01%	—	$(4,627)
Open market repurchases	During 2023	$(2,000)	95.20%	—	$(1,904)
Cash Tender	January 29, 2025	$(136,145)	100.00%	100.00%	$(136,145)
Optional full redemption	April 4, 2025	$(243,120)	100.00%	—	$(243,120)
Principal amount of 2027 Notes as of December 31, 2025:		$—

(i) Not including accrued and unpaid interest
The following table summarizes the activity of 2029 Notes as of December 31, 2025:

Transaction	Date	Principal Amount	Average Price	Total (payment) / collection (i)
Issuance	April 27, 2022	$350,000	—	$—
Open market repurchases	During 2022	$(12,800)	93.87%	$(12,015)
Open market repurchases	During 2023	$(3,000)	93.76%	$(2,813)
Sale	During 2025	$15,800	102.25%	$16,156
Principal amount of 2029 Notes as of December 31, 2025:		$350,000

(i) Not including accrued and unpaid interest
The following table summarizes the activity of 2032 Notes as of December 31, 2025:

Transaction	Date	Principal Amount
Issuance	January 29, 2025	$600,000
Principal amount of 2032 Notes as of December 31, 2025:		$600,000
The following table presents additional information related to long-term bank loans:

				Principal as of
Territories	Entity	Currency	Annual interest rate	December 31, 2025	December 31, 2024	Maturity
Chile	Banco Itaú Chile	CLP	5.65%	$9,994	$—	January 2027
Brazil	Citibank, N.A.	USD	4.39%	50,000	—	January 2029
	Bank of America, N.A.		4.40%	50,000	—
	JPMorgan Chase Bank, N.A.		4.71%	50,000	—
Uruguay	Banco Itaú Uruguay S.A.	USD	3.90%	8,000	—	November 2026
			4.31%	9,500	—	January 2027
	Banco Bilbao Vizcaya Argentaria Uruguay S.A.		3.95%	2,000	—	November 2026
			4.10%	5,500	—	January 2027
Total				$184,994	$—

The following table presents additional information for the fiscal years ended December 31, 2025, 2024 and 2023:

	Interest Expense (i)			DFC Amortization (i)
	2025	2024	2023	2025	2024	2023
Long-term bank loans	$2,383	$—	$—	$15	$—	$—

(i)These charges are included within “Net interest expense and other financing results” in the consolidated statements of income.

Schedule of Future Payments Related to Long-Term Debt
As of December 31, 2025, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2026	$11,776	$68,336	$80,112
2027	26,210	69,196	95,406
2028	1,370	67,345	68,715
2029	501,384	49,646	551,030
2030	1,446	38,741	40,187
Thereafter	606,673	58,000	664,673
Total payments	1,148,859	351,264	1,500,123
Interest	—	(351,264)	(351,264)
Discounts and premiums on Notes	(4,229)	—	(4,229)
Deferred financing costs ("DFC")	(6,969)	—	(6,969)
Long-term debt	$1,137,661	$—	$1,137,661